Related Party Balances And Transactions - Summary of Transactions with Related Parties (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Revenue			¥ 14,928,349	¥ 547,340,661
Interest income			3,414,795	5,086,733
Shanghai Chejia [Member]
Related Party Transaction [Line Items]
Revenue			14,928,349	20,913,903
Interest income			2,199,730
Jincheng Bank [Member]
Related Party Transaction [Line Items]
Revenue				526,426,758
Mr Jiayuan Lin [Member]
Related Party Transaction [Line Items]
Interest income			784,805	3,189,865
Shanghai Wangjin Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest income			¥ 430,260	¥ 1,896,868